Market Risk	12 Months Ended
Dec. 31, 2023
Disclosure Of Market Risk Exposure [Abstract]
Market Risk	BALANCE SHEET ALLOCATION BY MARKET RISK CLASSIFICATION (AUDITED)
We classify all our assets and liabilities exposed to market risk as non-traded market risk, except for certain portfolios that we must classify as trading books for regulatory purposes (such as selling derivatives or derivative-based products to clients), of which we must fair value for accounting reasons (such as assets in the eligible liquidity pool). For accounting purposes, we classify all derivatives as held for trading unless they are designated as being in a hedging relationship. For more, see Note 11 to the Consolidated Financial Statements.
NON-TRADED MARKET RISK
OUR KEY NON-TRADED MARKET RISKS (audited)
Non-traded market risk mainly comes from providing banking products and services to our customers, as well as our structural balance sheet exposures. It arises in all our business segments. In Retail and Business Banking, Consumer Finance and Corporate & Commercial Banking, it is a by-product of us writing customer business and we transfer most of these risks to Corporate Centre to manage. The only types of non-traded market risk that we keep in Retail and Business
Banking, Consumer Finance and Corporate & Commercial Banking are short-term mismatches due to forecasting variances in prepayment and launch risk. This is where customers repay their loans earlier than their expected maturity date or do not take the expected volume of new products. Corporate Centre also manages our structural balance sheet exposures, such as foreign exchange and Income Statement volatility risk.
Our key non-traded market risks are:

Key risks	Description
Interest rate risk
Yield curve risk: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets.
Basis risk: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Bank of England bank rate, reserve rate linked assets we deposit with central banks, and the Sterling Overnight Index Average (SONIA)
rate. Since the cessation of LIBOR at the end of 2021, basis risk exposure has been immaterial.

Spread risk
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive
Income or through Profit and Loss) are affected by changes in the credit spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.

Foreign exchange risk
Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.

Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

NII and EVE sensitivities (audited)
The calculations for NII and EVE sensitivities to interest rate moves involve many assumptions, including expected customer behaviour (such as early repayment of loans) and the projected evolution and repricing of our balance sheet. These assumptions are a key part of our overall control framework, so we update and review them regularly. Our NII and EVE sensitivities include the interest rate risk from all our banking book positions. Our banking book positions generate almost all our reported net interest income.

Net Interest Income (NII) sensitivity
–NII sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

–We calculate NII sensitivity as the change in NII for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

EVE sensitivity
–We calculate EVE sensitivity as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

The limitations of sensitivities
We use sensitivities to measure the impact of standard, instantaneous, parallel shifts in relevant yield curves. The advantage of using standard parallel shifts is they generally give us a constant measure of the size of our market risk exposure, with a simple and consistent stress. We also run non-parallel stress tests, to calculate the impact of some plausible non-parallel scenarios, and over various time periods for income stresses, usually one or three years.
Value at Risk (VaR) (audited)

VaR
–VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.
We run a historical simulation using historical daily price moves to find how much we might lose, normally at a 99% confidence level.
The limitations of VaR
VaR is a useful and important market standard measure of risk, but it does have some limitations. These include:
–VaR assumes what happened in the past is a reliable way to predict what will happen in the future. This may not always be the case
–VaR is based on positions at the end of the business day so it doesn’t include intra-day positions
–VaR does not predict how big the loss could be on the 1% of trading days that it is greater than the VaR
–Using a time horizon of one day means VaR does not tell us everything about exposures that we cannot liquidate or hedge within a day, or products with infrequent pricing.
Back-testing – comparing VaR estimates with reality
To check that the way we estimate VaR is reasonable, we back-test our VaR by comparing it against both actual and hypothetical profits and losses, using a one-
day time horizon. Back-testing allows us to identify exceptions – times when the predictions were out of line with what happened. We can then look for trends in these exceptions, which can help us decide whether we need to recalibrate our VaR model.
Risk mitigation (audited)
We typically hedge the interest rate risk of the securities we hold for liquidity and investment purposes with interest rate swaps. We retain spread exposures, and these are the key drivers of the VaR and stress tests we use to assess the risk of the portfolio. We mitigate Income Statement volatility mainly through hedge accounting. We monitor any hedge accounting ineffectiveness that might lead to Income Statement volatility with a VaR measure and trigger, reported monthly.
For our accounting policies for derivatives and hedge accounting, see Note 1 to the Consolidated Financial Statements.
We hedge our foreign currency funding positions back to sterling, so our foreign exchange positions tend to be residual exposures that remain after hedging.
These exposures could be, for example, to ‘spot’ foreign exchange rates or to cross currency basis. We monitor foreign exchange risk against absolute net exposures and VaR-based limits and triggers.
For more on this, see ‘Funding strategy‘ and ‘Term issuance’ in the ‘Liquidity risk’ section.
Risk monitoring and reporting (audited)
We monitor our non-traded market risks using NII and EVE sensitivities, VaR and stress tests. We report them against limits and triggers to senior management daily and to ALCO and ERCC each month. The VaR we report captures all key sources of volatility (including interest rate and spread risks) to fully reflect potential volatility.